SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's Revenue by Category) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue		$ 1,000,742	$ 751,888	$ 591,710
Saas [Member]
Disaggregation of Revenue [Line Items]
Revenue		468,680	298,331	166,361
Self-hosted subscription (Member)
Disaggregation of Revenue [Line Items]
Revenue	[1]	264,595	173,692	114,288
Perpetual license [Member]
Disaggregation of Revenue [Line Items]
Revenue		14,449	21,037	49,964
Maintenance and support [Member]
Disaggregation of Revenue [Line Items]
Revenue		196,982	207,561	217,695
Professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 56,036	$ 51,267	$ 43,402

[1]	Self-hosted subscription also includes maintenance associated with self-hosted subscriptions.